VESSELS AND EQUIPMENT (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended
	Jul. 15, 2014 vessel	Mar. 31, 2014	Mar. 31, 2013 capital_lease	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2014 vessel	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2011
Vessels and equipment [Roll Forward]
Net Carrying Value Beginning balance		$ 264,804,000		$ 264,804,000
Transfers to Vessels and Equipment				56,740,000
Depreciation				(81,471,000)	(99,823,000)	(114,845,000)
Impairment of vessels					(103,700,000)	(32,000,000)
Net Carrying Value ending balance				56,624,000	264,804,000
Gain (Loss) on Sale of Assets and Asset Impairment Charges		15,700,000
Number of vessels owned through ITCL	4
Number Of Vessels Disposed Of			1
Altair Voyager, Cygnus Voyager and Sirius Voyager [Member]
Vessels and equipment [Roll Forward]
Number of vessels whose lease was terminated							3
Front Alfa [Member]
Vessels and equipment [Roll Forward]
Gain (Loss) on Sale of Assets and Asset Impairment Charges								2,100,000
Vessels and Equipment [Member]
Vessels and equipment [Roll Forward]
Balance, beginning of period		408,368,000	408,525,000	408,368,000	408,525,000	459,312,000		459,312,000
Accumulated Depreciation beginning balance		(143,564,000)	(125,579,000)	(143,564,000)	(125,579,000)	(147,020,000)		(147,020,000)
Net Carrying Value Beginning balance		264,804,000	282,946,000	264,804,000	282,946,000	312,292,000		312,292,000
Purchase of vessels and equipment				542,000	374,000	730,000
Transfers to Vessels and Equipment				56,740,000
Effect of de-consolidation of subsidiaries				(224,602,000)
Effect of de-consolidation of subsidiaries, accumulated depreciation				49,803,000
Other movements cost				(936,000)	(531,000)	443,000
Other movements depreciation				(854,000)	(449,000)	(341,000)
Depreciation				(11,082,000)	(18,434,000)	(18,508,000)
Disposals cost				(117,297,000)		(51,960,000)
Disposals depreciation				50,223,000		40,290,000
Impairment of vessels				(62,153,000)
Tangible asset impairment charges, accumulated depreciation charge portion				49,728,000
Balance, end of period				60,662,000	408,368,000	408,525,000
Accumulated Depreciation ending balance				(4,038,000)	(143,564,000)	(125,579,000)
Net Carrying Value ending balance				56,624,000	264,804,000	282,946,000
Vessel [Member]
Vessels and equipment [Roll Forward]
Number of vessels the company owns (in vessels)				1	9
Number of Vessels classified as an investment in finance lease.					3
Vessel [Member] | VLCC Ulriken [Member]
Vessels and equipment [Roll Forward]
Impairment of vessels									(12,400,000)
Vessel [Member] | Altair Voyager, Cygnus Voyager and Sirius Voyager [Member]
Vessels and equipment [Roll Forward]
Number of vessels whose lease was terminated							3
Number Of Vessels Disposed Of							3
Vessel [Member] | Front Alfa [Member]
Vessels and equipment [Roll Forward]
Gain (Loss) on Sale of Assets and Asset Impairment Charges										$ 24,800,000